TAXATION (Tables)	12 Months Ended
Dec. 31, 2019
TAXATION
Schedule of Loss before income taxes

	For the period
	from June 16
	(date of inception)	For the year ended
	through December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Non-PRC	—	2,348	750	108
PRC	(56,371)	(1,621,500)	(3,159,870)	(453,887)
	(56,371)	(1,619,152)	(3,159,120)	(453,779)

Schedule of Reconciliation of tax computed by applying the statutory income tax rate

	For the period
	from June 16
	(date of inception)	For the year ended
	through December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Loss before income taxes	(56,371)	(1,619,152)	(3,159,120)	(453,779)

Income tax benefit computed at PRC statutory income tax rate of 25%	14,093	404,788	789,780	113,445
Additional deduction for R&D expenses			4,192	602
Non-deductible share-based compensation expenses	—	—	(38,071)	(5,469)
Non-deductible expenses	(3,239)	(14,678)	(43,651)	(6,269)
Change of valuation allowance	(10,854)	(390,800)	(535,424)	(76,909)
Effect of preferential tax rate	—	—	(181,304)	(26,043)
Effect of International tax rates	—	690	3,091	444
Income tax expense	—	—	(1,387)	(199)

Schedule of Significant components of Deferred taxes

	As of December 31,
	2018	2019
	RMB	RMB	US$
Deferred tax assets
Advertising expenses	53,892	21,218	3,048
Donation	675	1,262	181
Accrued expenses	7,573	10,272	1,475
Accrued welfare	447	701	101
Impairment loss of long-lived assets		39,671	5,698
Allowance for doubtful accounts		14,603	2,098
Tax losses	339,067	849,351	122,001
Valuation allowance	(401,654)	(937,078)	(134,602)
Total deferred tax assets, net	—	—	—

Schedule of unrecognized tax benefits roll-forward

	As of December 31,
	2018	2019
	RMB	RMB	US$
Balance at beginning of period/year	48	4,479	643
Additions based on tax positions related to the current year	4,431	28,001	4,022
Reversal based on tax positions related to prior years	—	—	—
Balance at end of year	4,479	32,480	4,665